Note 12 - Related Party Disclosure	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
Note
3.
Related Party Disclosure

In
March
2016,
we entered into the
March
2016
Promissory Note and issued the
March
2016
Warrants to Acuitas. In
April
2016,
we entered into the
April
2016
Promissory Note and issued the
April
2016
Warrants to Acuitas. In
May
2016,
we entered into the
May
2016
Promissory Note and issued the
May
2016
Warrants to Acuitas. In
June
2016,
we entered into the
June
2016
Promissory Note and issued the
June
2016
Warrants to Acuitas. In
July
2016,
we entered into the
July
2016
Promissory Note and issued the
July
2016
Warrants to Acuitas. Acuitas exchanged all of these promissory notes and warrants for a
$2.8
million Senior Promissory Note and warrants to purchase an aggregate of
2,993,561
shares of common stock at
$1.10
per share. In addition, we have accounts payable outstanding with Mr. Peizer for travel and expenses of
$177,000
as of
September
30,
2016.
We also have
$1
million in deferred salary owed to Mr. Peizer as of
September
30,
2016.

Note
12
. Related Party Disclosure

Mr. Gorlin, an affiliate of the company, entered into securities purchase agreements during the fiscal years ended
December
31,
2015
and
2014,
and received approximately
300,000
and
150,000
shares of common stock in exchange for gross proceeds of approximately
$90,000
and
$300,000,
respectively.

Terren Peizer, Chairman and Chief Executive Officer, transferred his securities ownership in Catasys to Acuitas from Crede Capital Group, LLC. Mr. Peizer owns
100%
of both entities.

Acuitas entered into securities purchase agreements as of
December
31,
2015
and
2014,
and received approximately
6,953,334
and
3,732,932
shares of common stock in exchange for gross proceeds of approximately
$2.1
million and
$2.3
million, respectively. In addition, Acuitas received warrants to purchase an aggregate
935,008
shares of common stock, at a price of
$0.30
per share, as of
December
31,
2015.

In addition, we have a
$3.7
million Convertible Debenture outstanding with Acuitas, which includes
$109,000
in interest as of
December
31,
2015.
We also have accounts payable outstanding with Mr. Peizer for travel and expenses of
$130,000
as of
December
31,
2015.

Shamus entered into securities purchase agreements during the fiscal years ended
December
31,
2015
and
2014,
and received approximately
956,667
and
344,828
shares of common stock in exchange for gross proceeds of approximately
$287,000
and
$200,00,
respectively.